FAIR VALUE MEASUREMENTS (Schedule of Fair Value on a Recurring Basis) (Details) - ION Acquisition Corp 2 LTD - USD ($)	Sep. 30, 2021	Feb. 16, 2021
Level 1
Assets:
Marketable securities held in Trust Account	$ 253,042,565	$ 253,000,000
Level 3
Liabilities:
Private Placement Warrants	26,192,600	24,812,195
Public Warrants	$ 3,447,125	$ 5,252,879